General information, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
[LikiepShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	3,426
[OranginaIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	3,426
[LemonginaIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	4,729
[RalikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	4,206
[MiliShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	4,714
[EbonShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	4,714
[MejitShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	4,729
[MicronesiaShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	4,729
[RongerikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	3,739
[UtirikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	3,739
[NauruShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	4,024
[ElukShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	6,541
[OrukShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel capacity in TEU	6,541
[UnitizedOceanTransportLimitedMember]
Capacity By Subsidiary and Fees [Line Items]
Commissions percentage on charters	2.00%
Monthly management fee, operating vessels	$ 15
Monthly management fee, laid up vessels	8
Monthly administrative fee	$ 10